                                                   -----------------------------
                                                            OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0006
                                                   Expires:    December 31, 2009
                                                   Estimated average
                                                     burden hours per
                                                     response:..............22.6
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Sorkin               New York, NY     November 16, 2009
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 47
                                        --------------------

Form 13F Information Table Value Total: $848,252
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2009

Name of Issuer                Title of Class    CUSIP   Value (x Shrs or prn SH/ Put/Call Investment    Other    Voting Authority
--------------                --------------    -----   -------- ----------- --- -------- ----------    -----    ----------------
                                                         $1000)      amt     PRN          Discretion   Managers Sole   Shared   None
                                                         ------      ---     ---          ----------   -------- ----   ------   ----
ALLEGHENY TECHNOLOGIES INC          COM       01741R102     980       28,000 SH           SHARED-OTHER     1             28,000
ALLIED WASTE INDS INC         SDCV 4.250% 4/1 019589AD2   1,664    1,770,000 PRN          SHARED-OTHER     1          1,770,000
AMERICAN INTL GROUP INC       UNIT 99/99/9999 026874115     578       50,000 SH           SHARED-OTHER     1             50,000
AMGEN INC                     NOTE 0.125% 2/0 031162AN0   4,963    5,000,000 PRN          SHARED-OTHER     1          5,000,000
AMGEN INC                           COM        31162100   3,012       50,000 SH    PUT    SHARED-OTHER     1             50,000
ARCHER DANIELS MIDLAND CO           COM        39483102     713       24,400 SH    CALL   SHARED-OTHER     1             24,400
AUTOLIV INC                   UNIT 99/99/9999 052800208   3,597       75,000 SH           SHARED-OTHER     1             75,000
AVERY DENNISON CORP (a)             COM        53611109   1,801       50,000 SH    CALL   SHARED-OTHER     1             50,000
BUNGE LIMITED                       COM       G16962105   1,290       20,600 SH    CALL   SHARED-OTHER     1             20,600
CAMERON INTERNATIONAL CORP          COM       13342B105     337        8,900 SH           SHARED-OTHER     1              8,900
CEPHALON INC                  NOTE 2.000% 6/0 156708AP4   2,661    2,000,000 PRN          SHARED-OTHER     1          2,000,000
CHATTEM INC                   NOTE 1.625% 5/0 162456AR8   1,281    1,250,000 PRN          SHARED-OTHER     1          1,250,000
CHATTEM INC                   NOTE 2.000%11/1 162456AP2   1,817    1,500,000 PRN          SHARED-OTHER     1          1,500,000
CHEMED CORP NEW               NOTE 1.875% 5/1 16359RAC7   3,292    4,000,000 PRN          SHARED-OTHER     1          4,000,000
COMMSCOPE INC                 NOTE 3.250% 7/0 203372AG2   3,227    2,500,000 PRN          SHARED-OTHER     1          2,500,000
COVANTA HLDG CORP             DBCV 1.000% 2/0 22282EAA0   2,700    3,000,000 PRN          SHARED-OTHER     1          3,000,000
COVANTA HLDG CORP                   COM       22282E102     391       23,000 SH    PUT    SHARED-OTHER     1             23,000

EQUINIX INC                   NOTE 4.750% 6/1 29444UAH9   1,340    1,000,000 PRN          SHARED-OTHER     1          1,000,000
FPL GROUP INC (b)                   COM       302571104   2,463       44,600 SH    PUT    SHARED-OTHER     1             44,600
INTERNATIONAL GAME TECHNOLOG        COM       459902102     580       27,000 SH           SHARED-OTHER     1             27,000
INVACARE CORP                 SDCV 4.125% 2/0 461203AD3   2,062    1,900,000 PRN          SHARED-OTHER     1          1,900,000
JANUS CAP GROUP INC           NOTE 3.250% 7/1 47102XAG0   1,604    1,250,000 PRN          SHARED-OTHER     1          1,250,000
JAZZ PHARMACEUTICALS INC*           COM       472147107  79,742    9,942,946 SH           SHARED-OTHER                9,942,946
MCMORAN EXPLORATION CO          PFD MAND CNV  582411500     963       15,000 SH           SHARED-OTHER     1             15,000
MEDCATH CORP*                       COM       58404W109  17,264    1,968,522 SH           SHARED-OTHER                1,968,522
NEWMONT MINING CORP                 COM       651639106     563       12,800 SH           SHARED-OTHER     1             12,800
PRIMEDIA INC*                     COM NEW     74157K846  65,552   26,012,715 SH           SHARED-OTHER               26,012,715
PROSHARES TR                  PSHS REAL ESTAT 74347R552     281       29,000 SH           SHARED-OTHER     1             29,000
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297   1,320       30,000 SH           SHARED-OTHER     1             30,000
RAYONIER TRS HLDGS INC        NOTE 3.750%10/1 75508AAB2   2,120    2,000,000 PRN          SHARED-OTHER     1          2,000,000
REGIONS FINANCIAL CORP NEW          COM       7591EP100     124       20,000 SH    PUT    SHARED-OTHER     1             20,000
ROCKWOOD HLDGS INC*                 COM       774415103 455,311   22,134,709 SH           SHARED-OTHER               22,134,709
SEALED AIR CORP NEW (c)             COM       81211K100   2,100      107,000 SH    PUT    SHARED-OTHER     1            107,000
SEALY CORP*                         COM       812139301 149,203   46,625,921 SH           SHARED-OTHER               46,625,921
SILVER STD RES INC                  COM       82823L106     656       30,700 SH    PUT    SHARED-OTHER     1             30,700
SLM CORP                            COM       78442P106      87       10,000 SH    CALL   SHARED-OTHER     1             10,000
SPARTAN STORES INC            NOTE 3.375% 5/1 846822AE4     759    1,000,000 PRN          SHARED-OTHER     1          1,000,000
SPDR TR                          UNIT SER 1   78462F103   2,112       20,000 SH    PUT    SHARED-OTHER     1             20,000

STANLEY WKS (d)                     COM       854616109   2,135       50,000 SH    CALL   SHARED-OTHER     1             50,000
TAKE-TWO INTERACTIVE SOFTWAR  NOTE 4.375% 6/0 874054AA7   2,570    2,000,000 PRN          SHARED-OTHER     1          2,000,000
TEREX CORP NEW                NOTE 4.000% 6/0 880779AV5   5,984    4,000,000 PRN          SHARED-OTHER     1          4,000,000
TRANSOCEAN INC                NOTE 1.625%12/1 893830AU3   1,470    1,500,000 PRN          SHARED-OTHER     1          1,500,000
UNITED STATES STL CORP NEW    NOTE 4.000% 5/1 912909AE8   3,175    2,000,000 PRN          SHARED-OTHER     1          2,000,000
VALE S A (e)                        COM       91912E955   4,614      199,500 SH    CALL   SHARED-OTHER     1            199,500
WATSON PHARMACEUTICALS INC          COM       942683103   1,601       43,700 SH    PUT    SHARED-OTHER     1             43,700
WRIGHT MED GROUP INC          NOTE 2.625%12/0 98235TAA5   1,713    2,000,000 PRN          SHARED-OTHER     1          2,000,000
ZHONE TECHNOLOGIES INC NEW*         COM       98950P108   4,480    8,959,375 SH           SHARED-OTHER                8,959,375

* Position held by one or more entities engaged in the private equity business.

(a) Includes two series of Avery Dennison Corp call options.

(b) Includes two series of FPL Group Inc put options.

(c) Includes three series of Sealed Air Corp New put options.

(d) Includes two series of Stanley Wks call options.

(e) Includes two series of Vale S A call options.